Going Concern Uncertainty and Management’s Plan (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022
Going Concern Uncertainty and Management’s Plan [Abstract]
Net loss	$ 11,293	$ 18,932	$ 95,255
Accumulated deficit		168,629	147,231
Cash used in operating activities		5,300	23,760
Cash and cash equivalents	215	215	513
Convertible debentures				$ 28,000	$ 28,000
Initially intended capital amount	$ 300,000	$ 300,000	$ 300,000